DISCONTINUED OPERATIONS (Tables) - Discontinued business	12 Months Ended
Mar. 31, 2022
2C intra-regional business and loan-facilitation related service
DISCONTINUED OPERATIONS
Schedule of discontinued operations, results

Results of the discontinued operations of 2C intra-regional business and loan facilitation related service were as follows:

	For the year ended December 31,	For the three months ended March 31,	For the fiscal year ended March 31,
	2019	2020	2021
	RMB	RMB	RMB

Revenues
To consumers
Transaction facilitation revenue	391,447	—	—
Loan facilitation revenue	1,141,981	—	—
Total revenues	1,533,428	—	—

Cost of revenues	(296,347)	—	—
Gross profit	1,237,081	—	—

Operating expenses
Sales and marketing	(1,018,483)	—	—
Research and development	(155,168)	—	—
General and administrative	(486,098)	—	—
Losses from guarantee liabilities	(168,212)	—	—
Impairment for net assets transferred	—	(407,709)	(420,000)
Total operating expenses	(1,827,961)	(407,709)	(420,000)

Loss from operations	(590,880)	(407,709)	(420,000)
Interest income, net	(14,355)	—	—
Other expenses, net	(4,468)	—	—
Loss from the divestiture of 2C intra-regional and loan facilitation business	—	—	(14,745)
Foreign exchange gain	534	—	—
Loss from discontinued operations before income tax expense	(609,169)	(407,709)	(434,745)
Income tax expense	(2,992)	—	—
Net loss from discontinued operations	(612,161)	(407,709)	(434,745)

Schedule of discontinued operations, cash flow

The cash flow summary of the discontinued operations of 2C intra-regional business and loan facilitation related service were as follows:

For the year ended December 31,
2019
RMB

Net cash used in operating activities	(821,185)
Net cash generated from investing activities	(187)

2B business
DISCONTINUED OPERATIONS
Schedule of discontinued operations, results	Results of the discontinued operations of 2B business were as follows:

	For the year ended December 31,	For the three months ended March 31,	For the fiscal year ended March 31,
	2019	2020	2021
	RMB	RMB	RMB

Transaction facilitation revenue	283,711	22,426	5,198
Cost of revenues	(157,653)	(15,109)	(1,384)
Gross profit	126,058	7,317	3,814

Operating expenses
Sales and marketing	(120,082)	(22,453)	(8,063)
Research and development	(13,629)	(2,970)	—
General and administrative	(42,636)	(14,415)	(1,218)
Provision for credit losses	—	(14,947)	—
Total operating expenses	(176,347)	(54,785)	(9,281)

Gain from the divestiture of 2B business	—	—	735,956
Net (loss)/ income from discontinued operations	(50,289)	(47,468)	730,489

Schedule of discontinued operations, cash flow

The condensed cash flows of the discontinued operations of 2B business were as follows:

	For the year ended December 31,	For the three months ended March 31,	For the fiscal year ended March 31,
	2019	2020	2021
	RMB	RMB	RMB

Net cash generated from/ (used in) operating activities	2,338	(34,967)	(9,491)
Net cash generated from/ (used in) investing activities	1,159	(25)	—